Lease Arrangements (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022 USD ($) item	Jun. 30, 2023 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item		68
Amount of charter hire prepayment received	$ 238,900
Number of charter vessels | item	15
Future minimum payments, expected to be received
Remainder of 2023		$ 454,099
2024		797,810
2025		590,558
2026		409,694
2027		265,290
2028		35,354
Total future rentals		$ 2,552,805